NON-CONTROLLING INTERESTS	12 Months Ended
Dec. 31, 2022
Non Controlling Interest [Abstract]
NON-CONTROLLING INTERESTS	NON-CONTROLLING INTERESTS
Brookfield Renewable’s non-controlling interests are comprised of the following as at December 31:

(MILLIONS)	2022	2021
Participating non-controlling interests – in operating subsidiaries	$14,755	$12,303
General partnership interest in a holding subsidiary held by Brookfield	59	59
Participating non-controlling interests – in a holding subsidiary – Redeemable/Exchangeable units held by Brookfield	2,892	2,894
BEPC exchangeable shares	2,561	2,562
Preferred equity	571	613
Perpetual subordinated notes	592	592
	$21,430	$19,023
Participating non-controlling interests – in operating subsidiaries
The net change in participating non-controlling interests – in operating subsidiaries is as follows:

(MILLIONS)	Brookfield Americas Infrastructure Fund	Brookfield Infrastructure Fund II	Brookfield Infrastructure Fund III	Brookfield Infrastructure Fund IV	Brookfield Global Infrastructure Income Fund	Brookfield Global Transition Fund	Canadian Hydroelectric Portfolio	The Catalyst Group	Isagen institutional partners	Isagen public non-controlling interests	TerraForm Power public non-controlling interests	Other	Total
As at December 31, 2019	$922	$1,851	$3,619	$163	$—	$—	$618	$89	$2,375	$13	$1,208	$228	$11,086
Net income(loss)	(13)	(21)	(52)	15	—	—	35	16	130	—	(31)	101	180
Other comprehensive income (loss)	100	196	413	—	—	—	11	27	325	2	2	36	1,112
Capital contributions	—	9	23	246	—	—	—	—	—	—	—	242	520
Return of capital	—	(3)	(109)	—	—	—	(35)	—	—	—	—	—	(147)
Disposals	—	—	—	—	—	—	—	—	—	—	—	(15)	(15)
Distributions(1)	(8)	(38)	(204)	(13)	—	—	(1)	(34)	(180)	—	(35)	(38)	(551)
Special distribution/ TerraForm Power acquisition	—	—	—	—	—	—	—	—	—	—	(1,101)	—	(1,101)
Other	1	—	(67)	(1)	—	—	(1)	(1)	1	(1)	(43)	128	16
As at December 31, 2020	1,002	1,994	3,623	410	—	—	627	97	2,651	14	—	682	11,100
Net income (loss)	5	43	(16)	38	—	—	4	16	113	1	—	5	209
Other comprehensive income (loss)	(122)	445	196	150	—	—	163	28	(107)	—	—	86	839
Capital contributions	—	6	10	924	—	—	—	—	—	—	—	181	1,121
Disposals	(181)	(214)	—	—	—	—	—	—	—	—	—	—	(395)
Distributions(1)	(18)	(32)	(350)	(114)	—	—	(25)	(8)	(215)	(1)	—	(47)	(810)
Other	(1)	11	155	2	—	—	205	(1)	—	(1)	—	(131)	239
As at December 31, 2021	685	2,253	3,618	1,410	—	—	974	132	2,442	13	—	776	12,303
Net income (loss)	19	(31)	144	16	(1)	(50)	20	11	179	1	—	26	334
Other comprehensive income (loss)	(103)	449	212	425	35	9	187	(19)	67	1	—	(15)	1,248
Capital contributions	—	4	—	301	200	1,484	—	—	—	—	—	142	2,131
Disposals	(54)	—	(21)	—	—	—	—	—	—	—	—	—	(75)
Distributions(1)	(71)	(59)	(460)	(3)	(7)	(14)	(37)	(9)	(524)	(1)	—	(90)	(1,275)
Other	1	1	(3)	(15)	254	32	4	—	(5)	—	—	(180)	89
As at December 31, 2022	$477	$2,617	$3,490	$2,134	$481	$1,461	$1,148	$115	$2,159	$14	$—	$659	$14,755
Interests held by third parties	75%-78%	43%-60%	23%-71%	75%	1.5%-24%	77% - 80%	50%	25%	53%	0.3%	—%	0.3% - 71%
(1)Distributions paid during the year ended December 31, 2022, totaled $1,275 million (2021: $810 million and 2020: $551 million)
General partnership interest in a holding subsidiary held by Brookfield, Participating non-controlling interests – in a holding subsidiary – Redeemable/Exchangeable units held by Brookfield and Class A exchangeable shares of Brookfield Renewable Corporation held by public shareholders and Brookfield
Brookfield, as the owner of the 1% GP interest in BRELP, is entitled to regular distributions plus an incentive distribution based on the amount by which quarterly distributions exceed specified target levels. To the extent that LP unit distributions exceed $0.20 per LP unit per quarter, the incentive is 15% of distributions above this threshold. To the extent that quarterly LP unit distributions exceed $0.2253 per LP unit per quarter, the incentive distribution is equal to 25% of distributions above this threshold.
Consolidated equity includes Redeemable/Exchangeable partnership units, BEPC exchangeable shares and the GP interest. The Redeemable/Exchangeable partnership units and the GP interest are held 100% by Brookfield and the BEPC exchangeable shares are held 26.0% by Brookfield with the remainder held by public shareholders. The Redeemable/Exchangeable partnership units and BEPC exchangeable shares provide the holder, at its discretion, with the right to redeem these units or shares, respectively, for cash consideration. Since this redemption right is subject to Brookfield Renewable’s right, at its sole discretion, to satisfy the redemption request with LP units of Brookfield Renewable on a one-for-one basis, the Redeemable/Exchangeable partnership units and BEPC exchangeable shares are classified as equity in accordance with IAS 32, Financial Instruments: Presentation.
The Redeemable/Exchangeable partnership units, BEPC exchangeable shares and the GP interest are presented as non-controlling interests since they relate to equity in a subsidiary that is not attributable, directly or indirectly, to Brookfield Renewable. During the year ended December 31, 2022, exchangeable shareholders of BEPC exchanged 12,308 (December 31, 2021: 16,071) BEPC exchangeable for an equivalent number of LP units amounting to less than $1 million (December 31, 2021: $1 million). No Redeemable/Exchangeable partnership units have been redeemed.
The Redeemable/Exchangeable partnership units issued by BRELP and the BEPC exchangeable shares issued by BEPC have the same economic attributes in all respects to the LP units issued by Brookfield Renewable, except for the redemption rights described above. The Redeemable/Exchangeable partnership units, BEPC exchangeable shares and the GP interest, excluding incentive distributions, participate in earnings and distributions on a per unit basis equivalent to the per unit participation of the LP units of Brookfield Renewable.
As at December 31, 2022, Redeemable/Exchangeable partnership units, BEPC exchangeable shares and units of GP interest outstanding were 194,487,939 units (December 31, 2021: 194,487,939 units), 172,218,098 shares (December 31, 2021: 172,203,342 shares), and 3,977,260 units (December 31, 2021: 3,977,260 units), respectively.
In December 2022, Brookfield Renewable renewed its normal course issuer bid in connection with its LP units and outstanding BEPC exchangeable shares. Brookfield Renewable is authorized to repurchase up to 13,764,352 LP units and 8,610,905 BEPC exchangeable shares, representing 5% of each of its issued and outstanding LP units and BEPC exchangeable shares. The bids will expire on December 15, 2023, or earlier should Brookfield Renewable complete its repurchases prior to such date. There were no LP units or BEPC exchangeable shares repurchased during the years ended December 31, 2022 and 2021.
The composition of the distributions are presented in the following table:

(MILLIONS)	2022	2021	2020
General partnership interest in a holding subsidiary held by Brookfield	$6	$5	$5
Incentive distribution	94	80	65
	100	85	70
Participating non-controlling interests – in a holding subsidiary – Redeemable/Exchangeable units held by Brookfield	250	237	250
BEPC exchangeable shares held by
Brookfield	58	53	42
External shareholders	162	156	74
Total BEPC exchangeable shares	220	209	116
	$570	$531	$436
The following table summarizes certain financial information regarding General partnership interest in a holding subsidiary held by Brookfield, Participating non-controlling interests – in a holding subsidiary – Redeemable/Exchangeable units held by Brookfield and Class A exchangeable shares of Brookfield Renewable Corporation held by public shareholders and Brookfield:

(MILLIONS)	2022	2021	2020
For the year ended December 31:
Revenue	$4,711	$4,096	$3,810
Net income (loss)	138	(66)	(45)
Comprehensive income	2,628	2,700	2,229
Net income (loss) allocated to(1):
General partnership interest in a holding subsidiary held by Brookfield	92	77	62
Participating non-controlling interests – in a holding subsidiary – Redeemable/Exchangeable units held by Brookfield	(117)	(135)	(133)
BEPC exchangeable shares	(104)	(119)	(49)
As at December 31:
Property, plant and equipment, at fair value	$54,283	$49,432
Total assets	64,111	55,867
Total borrowings	24,850	21,529
Total liabilities	37,825	31,871
Carrying value of (2):
General partnership interest in a holding subsidiary held by Brookfield	59	59
Participating non-controlling interests – in a holding subsidiary – Redeemable/Exchangeable units held by Brookfield	2,892	2,894
(1)Allocated based on weighted-average GP interest, Redeemable/Exchangeable partnership units, BEPC exchangeable shares and LP units of 4.0 million, 194.5 million, 172.2 million and 275.2 million, respectively (2021: 4.0 million, 194.5 million, 172.2 million and 274.9 million, respectively and 2020: 4.0 million, 194.5 million, 139.9 million and 271.1 million, respectively).
(2)Allocated based on outstanding GP interest, Redeemable/Exchangeable partnership units, BEPC exchangeable shares and LP units of 4.0 million, 194.5 million, 172.2 million and 275.4 million, respectively (2021: 4.0 million, 194.5 million, 172.2 million and 275.1 million, respectively).
Preferred equity
Brookfield Renewable’s preferred equity as at December 31 consists of Class A Preference Shares of Brookfield Renewable Power Preferred Equity Inc. (“BRP Equity”) as follows:

	Shares outstanding	Cumulative dividend rate (%)	Earliest permitted redemption date	Dividends declared for the year ended December 31		Carrying value as at
(MILLIONS, EXCEPT AS NOTED)				2022	2021	December 31, 2022	December 31, 2021
Series 1 (C$136)	6.85	3.1	April 2025	$4	$4	$126	$135
Series 2 (C$113)(1)	3.11	6.3	April 2025	3	2	57	62
Series 3 (C$249)	9.96	4.4	July 2024	8	9	183	197
Series 5 (C$103)	4.11	5.0	April 2018	4	4	76	81
Series 6 (C$175)	7.00	5.0	July 2018	7	7	129	138
	31.03			$26	$26	$571	$613
(1)Dividend rate represents annualized distribution based on the most recent quarterly floating rate.
Distributions paid during the year ended December 31, 2022, totaled $26 million (2021: $26 million and 2020: $25 million).
The Class A Preference Shares do not have a fixed maturity date and are not redeemable at the option of the holders. As at December 31, 2022, none of the issued Class A, Series 5 and 6 Preference Shares have been redeemed by BRP Equity.
In December 2022, the Toronto Stock Exchange accepted notice of BRP Equity's intention to renew the normal course issuer bid in connection with its outstanding Class A Preference Shares for another year to December 15, 2023, or earlier should the repurchases be completed prior to such date. Under this normal course issuer bid, BRP Equity is permitted to repurchase up to 10% of the total public float for each respective series of the Class A Preference Shares. Shareholders may receive a copy of the notice, free of charge, by contacting Brookfield Renewable. There were no repurchases of Class A Preference Shares during 2022 or 2021 in connection with the normal course issuer bid.
Perpetual subordinated notes
In April 2021 and December 2021, Brookfield BRP Holdings (Canada) Inc., a wholly-owned subsidiary of Brookfield Renewable, issued $350 million and $260 million, respectively, of perpetual subordinated notes at a fixed rate of 4.625% and 4.875%, respectively.
The perpetual subordinated notes do not have a maturity date and are repaid in an Event of Default. The perpetual subordinated notes also provide Brookfield Renewable, at its discretion, the right to defer the interest (in whole or in part) until liquidation of assets due to an Event of Default. The perpetual subordinated notes are classified as a separate class of non-controlling interest on Brookfield Renewable's consolidated statements of financial position as per IAS 32, Financial Instruments: Presentation. The interest expense on the perpetual subordinated notes during the year ended December 31, 2022 of $29 million (2021: $12 million and 2020: nil) are presented as distributions in the consolidated statements of changes in equity. The carrying value of the perpetual subordinated notes, net of transaction cost, is $592 million (2021: $592 million) as at December 31, 2022.
Distributions paid during the year ended December 31, 2022, totaled $27 million (2021: $9 million and 2020: nil).